ACQUISITION OF M2M BUSINESS OF ANYDATA (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summary of the amounts of the assets acquired and liabilities assumed recognized at the acquisition date
The following table summarizes the final amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

	€	$
Assets acquired
Inventory	786	967
Machinery and equipment	1,454	1,788
Identifiable intangible assets	21,272	26,160
Goodwill	25,295	31,107
	48,807	60,022
Liabilities assumed
Accrued liabilities	2,439	2,999
Long-term obligations	1,468	1,805
Fair value of net assets acquired	44,900	55,218

$
Assets acquired
Inventory	1,296
Machinery and equipment	68
Identifiable intangible assets	1,793
Goodwill	2,061
5,218
Liabilities assumed
Accrued liabilities	22
Fair value of net assets acquired	5,196

Schedule of the components of intangible assets acquired that are subject to amortization
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated useful life (in years)	€	$
Patents	8	5,259	6,468
Customer relationships	8-13	13,887	17,078
Backlog	1-2	1,382	1,699
In-process research and development	5	744	915
		21,272	26,160

	Estimated useful life (in years)	$
Customer relationships	5	1,284
Existing technology	3	385
In-process research and development	2	124
		1,793

Schedule of the amounts of revenue and net earnings of acquiree company included in the entity's consolidated statements of operations from the acquisition date
The amounts of revenue and net earnings of AnyDATA’s M2M business included in our consolidated statements of operations from the acquisition date, through the period ended December 31, 2013, was as follows:

October 16, 2013 to December 31, 2013
Revenue	$1,653
Earnings	23